Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 26, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Goodwill Impairment charge	$ 265,089
Income tax benefit, percentage		50.00%
Severance pay, percentage		8.33%
Severance expenses		$ 53,389	$ 59,087	$ 64,080